Accumulated other comprehensive income (loss), net of tax (Tables)	6 Months Ended
Sep. 30, 2023
Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net of Tax ("AOCI")
Changes in each component of Accumulated other comprehensive income (loss), net of tax (“AOCI”) for the six months ended September 30, 2022 and 2023 are as follows:

	Six months ended September 30,
	2022	2023

	(in millions of yen)
AOCI, balance at beginning of period	440,112	649,395
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of period	(25,046)	(31,084)
Unrealized holding gains (losses) during period	(4,329)	2,603
Less: reclassification adjustments for losses (gains) included in net income	(4,741)	(4,346)

Change during period	(9,070)	(1,743)

Balance at end of period	(34,116)	(32,827)

Foreign currency translation adjustments:
Balance at beginning of period	94,104	227,660
Foreign currency translation adjustments during period	269,154	241,136
Less: reclassification adjustments for losses (gains) included in net income	—	—

Change during period	269,154	241,136

Balance at end of period	363,258	468,795

Defined benefit plan adjustments:
Balance at beginning of period	355,355	423,677
Unrealized gains (losses) during period	4,390	1,784
Less: reclassification adjustments for losses (gains) included in net income	(9,183)	(12,530)

Change during period	(4,793)	(10,746)

Balance at end of period	350,562	412,931

Own credit risk adjustments:
Balance at beginning of period	15,699	29,142
Unrealized gains (losses) during period	2,998	(13,133)
Less: reclassification adjustments for losses (gains) included in net income	434	794

Change during period	3,432	(12,339)

Balance at end of period	19,131	16,803

Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	258,723	216,308

AOCI, balance at end of period	698,835	865,702

Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income
The following table shows the amounts reclassified out of AOCI into net income during the six months ended September 30, 2023:

	Six months ended September 30, 2023
	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders

	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	6,375	(2,028)	4,346	—	4,346	Investment gains (losses)-net
Defined benefit plan adjustments	17,948	(5,419)	12,529	1	12,530	Salaries and employee benefits
Own credit risk adjustments	(1,145)	351	(794)	—	(794)	Other noninterest income (expenses)

Total	23,177	(7,097)	16,080	1	16,082

Notes:
(1)	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense (benefit) and Net income (loss), respectively.